Property, Plant and Equipment	9 Months Ended
Sep. 30, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

Note 6 - PROPERTY, PLANT AND EQUIPMENT

The following is a summary of property, plant and equipment:

	September 30, 2023	December 31, 2022

Buildings and cultivation facilities	$-	$635,040
Machinery and equipment	1,383,356	1,017,206
Office equipment and furniture	193,456	103,201
Total	1,576,812	1,755,447
Less: Accumulated depreciation	(31,609)	(330,312)
Total property, plant and equipment, net	$1,545,203	$1,425,135

Depreciation expense charged to operations was $31,609 and $12,245 for the nine months ended September 30, 2023 and 2022, respectively.